SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS DEFICIT
Lease term	12 years
Income tax description	The tax benefits recognized in the condensed consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.